UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272

Signature, Place and Date of Signing:

/s/ Peter J. Gavey                 Darien, CT                May 15, 2006
------------------------         ---------------             ------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     --------------------            ------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $302,191
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

                                                    FORM 13F INFORMATION TABLE
                                TITLE                           VALUE    SHARES/   SH/  PUT/  INVSTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS            CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MGRS   SOLE   SHARED  NONE
RESEARCH IN MOTION LTD          COM                760975102   2,312     27240     SH         SOLE              SOLE
RINKER GROUP LTD                COM SPON ADR       76687M101   3,990     56698     SH         SOLE              SOLE
ALLIANT TECHSYSTEMS INC         COM                018804104   6,763     87644     SH         SOLE              SOLE
AMERICAN AXLE & MFG HLDGS INC   COM                024061103   1,199     70000     SH         SOLE              SOLE
AMPHENOL CORP NEW               CL A               032095101  13,608    260794     SH         SOLE              SOLE
BERKSHIRE HATHAWAY INC-DEL-     CL A               084670108  32,526       360     SH         SOLE              SOLE
CARMAX INC                      COM                143130102   4,154    127110     SH         SOLE              SOLE
CARPENTER TECHNOLOGY CORP       COM                144285103   3,195     33800     SH         SOLE              SOLE
CASUAL MALE RETAIL GROUP INC    CL A               148711104   4,365    448197     SH         SOLE              SOLE
CIRCOR INTL INC                 COM                17273K109   3,562    122001     SH         SOLE              SOLE
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS   207597626     296      8575     SH         SOLE              SOLE
COPART INC                      COM                217204106   9,418    343100     SH         SOLE              SOLE
CREDIT ACCEPTANCE CORP MICH     NASDAQ OTC ISSUES  225310101  11,396    484947     SH         SOLE              SOLE
DISCOVERY HOLDING CO            CL A COM           25468Y107   7,760    517336     SH         SOLE              SOLE
ECHOSTAR COMMUNICATIONS NEW     CL A               278762109  14,520    486123     SH         SOLE              SOLE
EDDIE BAUER HLDGS CORP          COM                071625107   1,219     94500     SH         SOLE              SOLE
GENERAL MTRS CORP               COM                370442105   2,019     94923     SH         SOLE              SOLE
GENESEE & WYO INC               CL A               371559105  13,876    452293     SH         SOLE              SOLE
GOOGLE INC                      CL A               38259P508   9,165     23500     SH         SOLE              SOLE
HARMAN INT INDS INC             COM                413086109   7,552     67952     SH         SOLE              SOLE
HOUSEVALUES INC                 COM                44183Y102     206     25000     SH         SOLE              SOLE
HUTTIG BLDG PRODS INC           COM                448451104   1,744    187341     SH         SOLE              SOLE
IAC INTERACTIVE CORP            COM NEW            44919P300   7,604    258027     SH         SOLE              SOLE
KINDRED HEALTHCARE INC          COM                494580103   1,258     50000     SH         SOLE              SOLE
LABORATORY CORP AMER HLDGS      COM NEW            50540R409  15,513    265275     SH         SOLE              SOLE
LENNAR CORP                     CL A               526057104   5,500     91090     SH         SOLE              SOLE
LENNAR CORP                     CL B               526057302     316      5660     SH         SOLE              SOLE
LIBERTY GLOBAL INC              COM SER C          530555309   6,202    314006     SH         SOLE              SOLE
LIBERTY GLOBAL INC              COM SER A          530555101   6,428    314016     SH         SOLE              SOLE
LIONBRIDGE TECHNOLOGIES INC     COM                536252109   7,044    890525     SH         SOLE              SOLE
MEDCOHEALTH SOLUTIONS INC       COM                58405U102  14,149    247269     SH         SOLE              SOLE
OVERSTOCK COM INC DEL           COM                690370101     895     30000     SH         SOLE              SOLE
PECO ENERGY CO                  PREFERRED STOCKS   693304404     326      3800     SH         SOLE              SOLE
PETSMART INC                    COM                716768106   9,983    354776     SH         SOLE              SOLE
POWERWAVE TECHNOLOGIES INC      COM                739363109   1,754    130000     SH         SOLE              SOLE
READERS DIGEST ASS INC          COM                755267101   2,065    140000     SH         SOLE              SOLE
REGAL BELOIT CORP               COM                758750103   5,307    125550     SH         SOLE              SOLE
SEALED AIR CORP NEW             COM                81211K100  12,004    207437     SH         SOLE              SOLE
SEI INVESTMENTS CO              COM                784117103   8,991    221836     SH         SOLE              SOLE
STANDARD MTR PRODS INC          COM                853666105     168     18900     SH         SOLE              SOLE
SUMTOTAL SYSTEMS INC            COM                866615107   4,525    895952     SH         SOLE              SOLE
TEKTRONIX INC                   COM                879131100  11,319    316962     SH         SOLE              SOLE
VALUEVISION                     CL A               92047K107   9,517    744706     SH         SOLE              SOLE
VICOR CORP                      COM                925815102  14,450    732376     SH         SOLE              SOLE
WORLD AIR HLDGS INC             COM                98142V104   2,028    206500     SH         SOLE              SOLE
                                                             300,972

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